Shareholder Report, Average Annual Return (Details)	12 Months Ended	27 Months Ended	60 Months Ended	74 Months Ended		120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024 [1]	Jun. 30, 2024	Jun. 30, 2024		Jun. 30, 2024
OBIOX [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.19%		3.35%			3.96%
MSCI World ex-US Small-Cap Growth [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.56%		3.83%			4.36%
OFIGX [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	15.65%	0.52%
OBMCX [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.40%		18.09%			14.75%
Russell Microcap Growth [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	2.49%		2.92%			3.61%
S&P 500 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	24.56%		15.05%			12.86%
OMCIX [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.64%		18.39%			15.03%
OBSOX [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.55%		18.46%			13.49%
Russell 2000 Growth [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	9.14%		6.17%			7.39%
OBSIX [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	16.83%		18.75%			13.78%
OBEGX [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.00%		10.17%			6.92%
MSCI ACWI Small-Cap [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	10.64%		7.31%			6.23%
MSCI EAFE [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	5.69%	6.46%	4.80%	[2],[3]	4.33%
OBGIX [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	4.28%		10.45%			7.18%
OBCHX [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.26%		0.36%			1.72%
MSCI China [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.62%)		(4.26%)			1.39%
OCHIX [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	7.43%		0.58%			1.96%
OBEMX [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.02%		8.74%	5.35%	[2]
MSCI Emerging Markets Small-Cap [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	20.04%		9.99%	5.58%	[2],[3]
OIEMX [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.27%		8.99%	5.60%	[3]
OBIIX [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	6.52%		3.62%			4.22%

[1]	Since the inception of the Fund on April 1, 2022.
[2]	Since the inception of the Fund on May 1, 2018.
[3]	Since the inception of the Fund on May 1, 2018.